Related-Party Transactions Disclosure: Schedule of transactions with related parties (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Consulting fees paid or accrued, CFO company
Expenses with related parties	$ 0	$ 30,000
Rent fees paid or accrued, major shareholder company
Expenses with related parties	$ 0	$ 5,184